Cash Distributions and Earnings per Unit (Tables)	6 Months Ended
Jun. 30, 2016
Cash Distributions and Earnings Per Unit [Abstract]
Schedule of incentive distributions made to General Partners or Unitholders by distribution

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	General Partner
Minimum Quarterly Distribution	up to $0.35	98%	2%
First Target Distribution	up to $0.4025	98%	2%
Second Target Distribution	above $0.4025 up to $0.4375	85%	15%
Third Target Distribution	above $0.4375 up to $0.525	75%	25%
Thereafter	above $0.525	50%	50%

Schedule of earnings per unit, basic and diluted

	Three Month Period Ended		Six Month Period Ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015
Net (loss)/ income	$(16,807)	$11,355	$(16,598)	$22,234
Earnings attributable to:
Common unit holders	(16,470)	10,555	(16,266)	20,644
Weighted average units outstanding (basic and diluted)
Common unit holders	83,079,710	83,079,710	83,079,710	81,783,895
Earnings per unit (basic and diluted):
Common unit holders	$(0.20)	$0.13	$(0.20)	$0.25
Earnings per unit — distributed (basic and diluted):
Common unit holders	$—	$0.44	$—	$0.90
Loss per unit — undistributed (basic and diluted):

Common unit holders	$(0.20)	$(0.31)	$(0.20)	$(0.65)